Schedule of component of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current period	$ 51		$ 47
Current period	160	2,096	(350)
Prior period tax adjustments	(388)	(27)	188
Total income tax expense (benefit)	$ (177)	$ 2,069	$ (115)